TAX SITUATION, Income Tax Returns Open for Examination by Tax Authorities (Details)	12 Months Ended
Dec. 31, 2024
Tax authorities [Abstract]
Maximum period that authority has right to review and amend the annual income tax returns after their filing date	4 years
Banco de Credito del Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2016 2017 2021 2022 2023
Sworn declaration of income tax year	2020
MiBanco, Banco de la Microempresa S.A. [Member]
Tax authorities [Abstract]
Tax year open to examination	2023
Sworn declaration of income tax year	2022
Pacifico Compania de Seguros y Reaseguros [Member]
Tax authorities [Abstract]
Tax year open to examination	2019 2020 2021 2022 2023
Credicorp Capital Servicios Financieros [Member]
Tax authorities [Abstract]
Tax year open to examination	2019 2020 2021 2022 2023
Credicorp Capital Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2019 2020 2022 2023
Sworn declaration of income tax year	2021
Grupo Credito [Member]
Tax authorities [Abstract]
Tax year open to examination	2020 2021 2022 2023